Basis of Preparation of the Consolidated Financial Statements and Summary of Significant Accounting Policies and Practices - Additional Information (Detail) $ in Millions						1 Months Ended	12 Months Ended
	Oct. 06, 2022 MXN ($)	Nov. 23, 2021 MXN ($)	Nov. 23, 2021 USD ($)	Sep. 15, 2021 MXN ($)	Sep. 15, 2021 USD ($)	Apr. 30, 2024	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2018	Dec. 31, 2023 USD ($)	Sep. 14, 2020
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Cumulative index							3,576.4
Percentage of annual basis index							211.41%
Cumulative translation (loss) gain							$ (274,303,207,000)	$ (227,044,342,000)			$ (16,237.0)
Impairment losses on goodwill							0	0	$ 0
Borrowing costs capitalised							1,442,077,000	1,514,654,000	1,527,259,000
Impairment losses							0	0	0
Impairment losses on intangibles							$ 0	0	0
Description of estimation of impairment cash-generating unit							In the estimation of impairments, the Company uses the strategic plans established for the separate cash-generating units to which the assets are assigned. Such strategic plans generally cover a period from 3 to 5 years. For longer periods, beginning in the fifth year, projections are based on such strategic plans while applying a constant or declining expected perpetual growth rate.
Percentage of sensitivity analysis for increase in capital expenditures							5.00%
Monthly contributions to pension fund							17.50%
Percentage of employee profit sharing based on individual company taxable income							10.00%
Advertising expenses							$ 11,781,250,000	12,676,350,000	11,118,723,000
Increase (decrease) in interest expense							$ 500,677,052,000	510,589,480,000
Concentration risk percentage							10.00%				10.00%
Proceeds from sale of Subsidiary								$ 5,791,488,000	$ 75,518,886,000
Accumelated Foreign Currency Translation Effect	$ 6,943,753,000			$ 1,750,451,000
Percentage Of Devaluation In Exchange Rate Value							80.90%				80.90%
CAPEX [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Adjustments of sensitivity analysis long-life assets							$ 1,208,795,000
CGU [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Adjustments of sensitivity analysis long-life assets							$ 1,235,848,000
Argentina pesos [Member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Foreign exchange loss rate							60.00%				60.00%
Changes In Exchange Rate [Member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Foreign exchange rate						0
Foreign subsidiaries [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Consolidated operating revenues							60.00%	63.00%	63.00%
Percentage of operating revenue as percentage of total assets							65.00%	64.00%
Tracfone Wireless Inc Tracfone [member] | Verizon Communications Inc [Member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Percentage of ownership interest in subsidiary agreed to sell												100.00%
Tracfone Wireless Inc Tracfone [member] | Verizon Communications Inc [Member] | Discontinued operations [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Percentage of ownership interest in subsidiary sold			100.00%						100.00%
Proceeds from sale of Subsidiary		$ 3,625,700,000
Cash and cash equivalents in subsidiary or businesses acquired or disposed			$ 500.7
Value of Shares received on sale of subsidiary from Counterparty			2,968.0
Earntout contingent consideration receivable tranche one			500.0
Earntout contingent consideration receivable tranche two			$ 150.0
Gains (losses) recognised when control of subsidiary is lost		$ 106,527,287,000
Claro Panama [Member] | Liberty Latin America [Member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Percentage of ownership interest in subsidiary agreed to sell					100.00%
Consideration transferred, acquisition-date fair value					$ 200.0
Claro Panama [Member] | Liberty Latin America [Member] | Discontinued operations [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Percentage of ownership interest in subsidiary sold					100.00%
Proceeds from sale of Subsidiary					$ 116.7
Gains (losses) recognised when control of subsidiary is lost	$ 707,245,000			$ 3,405,014,000
Interest rate risk [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Increase in basis points							100.00%
Increase in net interest expense							$ (4,941,344,000)	$ (11,128,215,000)
Decrease in interest expense							$ 8,046,987,000	$ 1,828,215,000
Currency risk [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Fluctuation in exchange rates							5.68%	6.33%			5.68%
Increase (decrease) in interest expense							$ 500,677,051,000	$ 510,589,480,000
Increase (decrease) through changes in foreign exchange rates, regulatory deferral account credit balances							525,710,904,000	536,118,954,000
Increase (decrease) through changes in discount rates, regulatory deferral account credit balances							$ (475,643,199,000)	$ (485,060,006,000)
Increase/(decrease) in exchange rates							5.00%	5.00%
Argentina [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Closing exchange rate							0.0209	0.1096			0.0209
Argentina [member] | Impact of application of hyperinflation adjustments in 2018 [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Cumulative inflation percentage										100.00%
U.S.A. [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Closing exchange rate							16.8935	19.4143			16.8935
Cumulative translation adjustment [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Closing exchange rate							0.0209	0.1096
Cumulative translation (loss) gain							$ (164,975,378,000)	$ (128,299,347,000)
VTR and Claro Chile [Member] | Agreement to Commence Joint Venture [Member] | Liberty Latin America [Member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Proportion of ownership interest in joint venture	50.00%
VTR and Claro Chile [Member] | Agreement to Commence Joint Venture [Member] | Amrica Movil [Member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Proportion of ownership interest in joint venture	50.00%
Licenses and rights of use [member] | Bottom of range [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Estimated useful lives							3 years
Licenses and rights of use [member] | Top of range [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Estimated useful lives							30 years
Trademarks [member] | Bottom of range [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Estimated useful lives							1 year
Trademarks [member] | Top of range [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Estimated useful lives							10 years
Customer relationships [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Estimated useful lives							5 years